Other non-current liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Other non-current liabilities
Other non-current liabilities

	As at 31 December
	2020	2019

Government grants
-Environmental subsidies (a)	1,102,074	1,155,147
-Other government grants	324,325	306,077
Contract liabilities	2,623,764	2,443,254
Other deferred income	41,324	52,760
Others	758,058	888,809

Subtotal	4,849,545	4,846,047

Current portion of other non-current liabilities	(65,277)	(65,277)

Subtotal	(65,277)	(65,277)

Total	4,784,268	4,780,770
(a)	This primarily represented subsidies for the construction of desulphurization equipment and other environmental protection projects.